Lincoln Hedged S&P 500 Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–50.19%
INVESTMENT COMPANY–50.19%
Equity Fund–50.19%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	256,184	$7,681,156
Total Affiliated Investment (Cost $7,265,083)		7,681,156
UNAFFILIATED INVESTMENTS–54.32%
INVESTMENT COMPANY–0.46%
Money Market Fund–0.46%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.94%)	70,254	70,254
Total Investment Company (Cost $70,254)		70,254

	Number of Contracts

OPTIONS PURCHASED–53.86%
CENTRALLY CLEARED–53.86%
Call Options–51.48%
S&P 500 Mini Index Strike price $10.71, expiration date 6/18/25, notional amount $37,485	35	1,968,545
S&P 500 Mini Index Strike price $10.71, expiration date 12/18/24, notional amount $37,485	35	1,974,881
S&P 500 Mini Index Strike price $10.71, expiration date 3/19/25, notional amount $37,485	35	1,972,044
	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
OPTIONS PURCHASED (continued)
CENTRALLY CLEARED (continued)
Call Options (continued)
S&P 500 Mini Index Strike price $11.35, expiration date 9/17/25, notional amount $39,725	35	$1,962,597
		7,878,067
Put Options–2.38%
S&P 500 Mini Index Strike price $530.37, expiration date 6/18/25, notional amount $3,712,590	70	94,805
S&P 500 Mini Index Strike price $530.37, expiration date 12/18/24, notional amount $3,712,590	70	34,503
S&P 500 Mini Index Strike price $530.37, expiration date 3/19/25, notional amount $3,712,590	70	67,061
S&P 500 Mini Index Strike price $561.87, expiration date 9/17/25, notional amount $3,933,090	70	168,746
		365,115
Total Options Purchased (Cost $7,999,452)		8,243,182
Total Unaffiliated Investments (Cost $8,069,706)		8,313,436

TOTAL INVESTMENTS–104.51% (Cost $15,334,789)	15,994,592

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(4.06)%
CENTRALLY CLEARED–(4.06)%
Call Options–(2.96)%
S&P 500 Mini Index Strike price $619.96, expiration date 6/18/25, notional amount $(4,339,720)	(70)	(95,210)
S&P 500 Mini Index Strike price $574.03, expiration date 12/18/24, notional amount $(4,018,210)	(70)	(139,555)
S&P 500 Mini Index Strike price $596.09, expiration date 3/19/25, notional amount $(4,172,630)	(70)	(118,118)
S&P 500 Mini Index Strike price $634.64, expiration date 9/17/25, notional amount $(4,442,480)	(70)	(100,214)
(453,097)
Put Options–(1.10)%
S&P 500 Mini Index Strike price $466.73, expiration date 6/18/25, notional amount $(3,267,110)	(70)	(44,740)
S&P 500 Mini Index Strike price $466.73, expiration date 12/18/24, notional amount $(3,267,110)	(70)	(11,267)
S&P 500 Mini Index Strike price $466.73, expiration date 3/19/25, notional amount $(3,267,110)	(70)	(28,820)
Lincoln Hedged S&P 500 Fund–1

Lincoln Hedged S&P 500 Fund
Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
CENTRALLY CLEARED (continued)
Put Options (continued)
S&P 500 Mini Index Strike price $494.45, expiration date 9/17/25, notional amount $(3,461,150)	(70)	$(83,241)
(168,068)
Total Options Written (Premiums received $(512,229))		(621,165)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.45%)		(69,220)
NET ASSETS APPLICABLE TO 1,354,945 SHARES OUTSTANDING–100.00%		$15,304,207

✧✧Standard Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes.
Lincoln Hedged S&P 500 Fund–2

Lincoln Hedged S&P 500 Fund
Notes
September 30, 2024 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Number of Shares 09/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-50.19%@
Equity Fund-50.19%@
✧✧LVIP SSGA S&P 500 Index Fund	$2,927,741	$5,946,670	$1,476,605	$10,218	$273,132	$7,681,156	256,184	$—	$—

@ As a percentage of Net Assets as of September 30, 2024.
✧✧ Standard Class shares.
Lincoln Hedged S&P 500 Fund–3